Trade Accounts and Notes Receivable, Other Accounts Receivable and Other Current Assets - Summary of Other Accounts Receivable (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [abstract]
Non-trade receivable, net	₩ 140,616	₩ 463,614
Accrued income	3,864	10,434
Other accounts receivable, net	144,480	474,048
Long-term non-trade receivable	0	9,072
Other non-current accounts receivable, net	₩ 144,480	₩ 483,120